UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Accumulated deficit and other	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ (73.9)	$ 642.2	$ 0.0	$ 0.0	$ (3.1)	$ 109.8	$ 37.0	$ (10.9)	$ (848.9)	$ (713.0)	$ 0.0
Other comprehensive income:
Translation differences	(71.2)					(71.2)				(71.2)
Remeasurement effects of postemployment benefit plans	(6.1)						(6.1)			(6.1)
Cash flow hedges	3.2				3.2
Income tax related to OCI	1.1				(0.6)		1.7			1.7
Loss for the period	(78.1)								(78.0)	(78.0)	(0.1)
Total comprehensive income/(loss), net of tax	(151.1)				2.6	(71.2)	(4.4)		(78.0)	(153.6)	(0.1)
Transactions with owners:
Capital Contribution	107.3								107.3	107.3
Initial investment from non-controlling owners	3.6										3.6
Ending balance at Jun. 30, 2023	(114.1)	642.2	0.0	0.0	(0.5)	38.6	32.6	(10.9)	(819.6)	(759.3)	3.5
Beginning balance at Dec. 31, 2023	(156.8)	642.2	0.0	227.2	(10.6)	0.6	40.6	(2.7)	(1,057.5)	(1,019.0)	3.4
Other comprehensive income:
Translation differences	43.3					43.3				43.3
Remeasurement effects of postemployment benefit plans	(4.2)						(4.2)			(4.2)
Cash flow hedges	23.7				23.7
Income tax related to OCI	(3.6)				(4.7)		1.1			1.1
Loss for the period	5.1								1.4	1.4	3.7
Total comprehensive income/(loss), net of tax	64.3				19.0	43.3	(3.1)		1.4	41.6	3.7
Transactions with owners:
Share-based payments	33.6							33.6		33.6
Income tax related to share-based payments	2.5							2.5		2.5
Elimination of Class A and B shares	(642.2)	(642.2)
Issuance of ordinary shares before IPO	642.2	13.0	629.2
Capital increase - IPO	1,569.7	3.9	1,565.8
IPO related transaction costs	(61.6)		(61.6)
Contribution of related party debt to equity	2,562.0			2,562.0
Ending balance at Jun. 30, 2024	$ 4,013.7	$ 16.9	$ 2,133.4	$ 2,789.2	$ 8.4	$ 43.9	$ 37.5	$ 33.4	$ (1,056.1)	$ (941.3)	$ 7.1